Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Global Equity VIP

	Shares	Value ($)
Common Stocks 99.1%
Argentina 1.7%
Globant SA* (Cost $140,221)	2,720	487,478
Brazil 0.6%
Pagseguro Digital Ltd. "A"* (Cost $157,458)	4,600	173,466
Canada 5.4%
Agnico Eagle Mines Ltd.	4,650	370,187
Alimentation Couche-Tard, Inc. "B"	10,340	360,081
Brookfield Asset Management, Inc. "A"	26,400	873,556
(Cost $696,999)		1,603,824
China 7.1%
Alibaba Group Holding Ltd. (ADR)*	2,400	705,552
New Oriental Education & Technology Group, Inc. (ADR)*	1,490	222,755
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	429,903
Tencent Holdings Ltd.	11,200	755,168
(Cost $1,107,564)		2,113,378
France 3.3%
Cie de St-Gobain*	5,400	227,081
LVMH Moet Hennessy Louis Vuitton SE	275	128,599
Schneider Electric SE	971	120,346
TOTAL SE	4,000	136,474
VINCI SA	4,400	368,328
(Cost $1,078,672)		980,828
Germany 6.1%
adidas AG *	485	156,500
Allianz SE (Registered)	2,055	394,175
Deutsche Boerse AG	3,650	639,931
Evonik Industries AG	7,800	201,895
Fresenius Medical Care AG & Co. KGaA	5,055	426,665
(Cost $1,518,789)		1,819,166
Ireland 2.9%
Experian PLC	11,041	415,173
Kerry Group PLC "A" (a)	49	6,282
Kerry Group PLC "A" (a)	3,451	442,841
(Cost $484,487)		864,296
Japan 3.6%
Kao Corp.	2,800	209,659
Keyence Corp.	1,200	559,217
SMC Corp.	535	296,888
(Cost $727,716)		1,065,764
Luxembourg 1.2%
Eurofins Scientific SE* (Cost $121,487)	460	363,187
Norway 0.4%
Mowi ASA (Cost $82,231)	7,200	127,691
Singapore 0.8%
DBS Group Holdings Ltd. (Cost $279,300)	15,200	223,230
Sweden 1.7%
Assa Abloy AB "B"	6,700	156,636
Spotify Technology SA* (b)	1,445	350,514
(Cost $343,592)		507,150
Switzerland 5.6%
Lonza Group AG (Registered)	1,716	1,056,885
Nestle SA (Registered)	5,185	615,648
(Cost $430,753)		1,672,533
United Kingdom 3.2%
Aon PLC "A" (b)	1,500	309,450
Compass Group PLC	8,360	125,653
Halma PLC	8,200	247,357
Spirax-Sarco Engineering PLC	1,950	277,687
(Cost $447,072)		960,147
United States 55.5%
Activision Blizzard, Inc.	6,961	563,493
Alphabet, Inc. "A"*	450	659,520
Amazon.com, Inc.*	141	443,971
AMETEK, Inc.	4,195	416,983
Amphenol Corp. "A"	6,000	649,620
Apple, Inc.	4,620	535,042
Applied Materials, Inc.	5,750	341,838
AZEK Co., Inc.*	4,300	149,683
Becton, Dickinson & Co.	1,171	272,468
Danaher Corp.	5,150	1,108,949
DexCom, Inc.*	760	313,295
Ecolab, Inc.	2,280	455,635
EOG Resources., Inc.	3,300	118,602
EPAM Systems, Inc.*	1,800	581,904
Exact Sciences Corp.*	2,005	204,410
Fiserv, Inc.*	4,400	453,420
Hologic, Inc.*	3,500	232,645
Intuit, Inc.	1,050	342,520
Johnson & Johnson	1,700	253,096
JPMorgan Chase & Co.	4,550	438,028
MasterCard, Inc. "A"	1,740	588,416
Match Group, Inc.*	1,515	167,635
McDonald's Corp.	2,285	501,535
Microsoft Corp.	4,860	1,022,204
Mondelez International, Inc. "A"	8,435	484,591
NVIDIA Corp.	1,130	611,579
PPD, Inc*	9,800	362,502
Progressive Corp.	11,200	1,060,304
Quidel Corp.*	830	182,085
Schlumberger NV	3,960	61,618
ServiceNow, Inc.*	1,375	666,875
T-Mobile U.S., Inc.*	3,950	451,722
Terminix Global Holdings, Inc.*	8,100	323,028
TJX Companies, Inc.	5,491	305,574
Unity Software, Inc.*	165	14,401
Vroom, Inc.*	3,300	170,874
YETI Holdings, Inc.*	8,300	376,156
Zoetis, Inc.	3,560	588,717
(Cost $8,445,385)		16,474,938
Total Common Stocks (Cost $16,061,726)		29,437,076
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $253,480)	253,480	253,480
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,315,206)	100.0	29,690,556
Other Assets and Liabilities, Net	0.0	12,629
Net Assets	100.0	29,703,185

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d)
836,078	—	836,078 (e)	—	—	6,553	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.09% (c)
364,206	4,022,567	4,133,293	—	—	1,034	—	253,480	253,480
1,200,284	4,022,567	4,969,371	—	—	7,587	—	253,480	253,480

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
ADR: American Depositary Receipt
At September 30, 2020 the DWS Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Information Technology	7,275,337	25%
Health Care	5,364,904	18%
Financials	4,368,577	15%
Consumer Discretionary	3,460,197	12%
Communication Services	2,948,052	10%
Industrials	2,428,805	8%
Consumer Staples	2,246,793	8%
Materials	1,027,717	3%
Energy	316,694	1%
Total	29,437,076	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$487,478	$—	$—	$487,478
Brazil	173,466	—	—	173,466
Canada	1,603,824	—	—	1,603,824
China	928,307	1,185,071	—	2,113,378
France	—	980,828	—	980,828
Germany	—	1,819,166	—	1,819,166
Ireland	—	864,296	—	864,296
Japan	—	1,065,764	—	1,065,764
Luxembourg	—	363,187	—	363,187
Norway	—	127,691	—	127,691
Singapore	—	223,230	—	223,230
Sweden	350,514	156,636	—	507,150
Switzerland	—	1,672,533	—	1,672,533
United Kingdom	309,450	650,697	—	960,147
United States	16,474,938	—	—	16,474,938
Short-Term Investments	253,480	—	—	253,480
Total	$20,581,457	$9,109,099	$—	$29,690,556